Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Subsequent events
Proposed dividend	$ 2,241	$ 2,201	$ 1,120
Proposed dividend
Subsequent events
Final dividend per share	$ 0.64
Proposed dividend	$ 2,241